AB CAP FUND, INC.

-AB International Low Volatility Equity Portfolio

(formerly AB International Strategic Core Portfolio)

Class A (Ticker: ISARX); Class C (Ticker: ISCRX); Advisor Class (Ticker: ISRYX); Class Z (Ticker: ISZRX)

(the “Fund”)

Supplement dated July 18, 2023 to the Fund’s Prospectus and Summary Prospectus dated October 31, 2022, as revised July 5, 2023.

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The following chart for the Fund replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectus and Summary Prospectuses for the Fund and reflects the persons responsible for the day-to-day management of the Fund’s portfolio.

Employee	Length of Service	Title
Kent W. Hargis	Since 2015	Senior Vice President of the Adviser

Brian Holland	Since January 2023	Senior Vice President of the Adviser

Sammy Suzuki*	Since 2015	Senior Vice President of the Adviser

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* Mr. Suzuki is expected to relinquish his role as portfolio manager of the Fund effective December 31, 2023.

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The following replaces certain information under the heading “Management of the Fund – Portfolio Managers” in the Prospectus for the Fund.

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Kent W. Hargis; since 2015; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2018. He is also Co-Chief Investment Officer of Strategic Core Equities.

Brian Holland; since January 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2018.

Sammy Suzuki; since 2015; Senior Vice President of the Adviser*	Senior Vice President of the Adviser, with which he has been associated since prior to 2018. He is also Head of Emerging Markets Equities and Co-Chief Investment Officer of Strategic Core Equities.

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* Mr. Suzuki is expected to relinquish his role as portfolio manager of the Fund effective December 31, 2023.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Fund.

You should retain this Supplement with your Prospectus(es) for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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